Airport taxes and fees (Tables)	12 Months Ended
Dec. 31, 2023
Airport taxes and fees abstract [Abstract]
Break down of airport taxes and fees

	December,
Description	2023	2022

Airport fees	1,490,514	1,087,232
Boarding tax	248,689	213,093
Others	20,880	34,444

	1,760,083	1,334,769

Current	588,404	831,897
Non-current	1,171,679	502,872